UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07332

Name of Fund: BlackRock Funds III

BlackRock Total International ex U.S. Index Fund (formerly, BlackRock ACWI ex-U.S. Index Fund)

BlackRock U.S. Total Bond Index Fund (formerly, BlackRock Bond Index Fund)

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock Large Cap Index Fund (formerly, BlackRock Russell 1000 Index Fund)

BlackRock S&P 500 Index Fund (formerly, BlackRock S&P 500 Stock Fund)

BlackRock LifePath Retirement Fund (formerly, LifePath Retirement Portfolio)

BlackRock LifePath 2020 Fund (formerly, LifePath 2020 Portfolio)

BlackRock LifePath 2025 Fund (formerly, LifePath 2025 Portfolio)

BlackRock LifePath 2030 Fund (formerly, LifePath 2030 Portfolio)

BlackRock LifePath 2035 Fund (formerly, LifePath 2035 Portfolio)

BlackRock LifePath 2040 Fund (formerly, LifePath 2040 Portfolio)

BlackRock LifePath 2045 Fund (formerly, LifePath 2045 Portfolio)

BlackRock LifePath 2050 Fund (formerly, LifePath 2050 Portfolio)

BlackRock LifePath 2055 Fund (formerly, LifePath 2055 Portfolio)

BlackRock LifePath Index Retirement Fund (formerly, LifePath Index Retirement Portfolio)

BlackRock LifePath Index 2020 Fund (formerly, LifePath Index 2020 Portfolio)

BlackRock LifePath Index 2025 Fund (formerly, LifePath Index 2025 Portfolio)

BlackRock LifePath Index 2030 Fund (formerly, LifePath Index 2030 Portfolio)

BlackRock LifePath Index 2035 Fund (formerly, LifePath Index 2035 Portfolio)

BlackRock LifePath Index 2040 Fund (formerly, LifePath Index 2040 Portfolio)

BlackRock LifePath Index 2045 Fund (formerly, LifePath Index 2045 Portfolio)

BlackRock LifePath Index 2050 Fund (formerly, LifePath Index 2050 Portfolio)

BlackRock LifePath Index 2055 Fund (formerly, LifePath Index 2055 Portfolio)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Each series of the registrant is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Investment Portfolio (the “Master Portfolio”). Voting records of the Master Portfolio can be found be accessing the Form N-PX filed by the Master Portfolio (Investment Company Act file no. 811-08162, CIK no. 0000915092) on August 26, 2015.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07332
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Funds III

======================= BlackRock Cash Funds: Government =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock Cash Funds: Institutional ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock Cash Funds: Prime ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Cash Funds: Treasury ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Core Alpha Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Large Cap Index Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2020 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2025 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2030 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2035 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2040 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2045 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2050 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock LifePath 2055 Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2020 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2025 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2030 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2035 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2040 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2045 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2050 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2055 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock LifePath Index Retirement Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Retirement Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock S&P 500 Index Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== BlackRock Total International ex U.S. Index Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock U.S. Total Bond Index Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Funds III

Date:	August 26, 2015